Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Deferred Tax Assets And Liabilities Abstract
Stock-based compensation	$ 873,096	$ 872,055
Accrued salary – unpaid	827,377	826,390
Net operating losses	5,147,202	4,400,030
Total deferred tax assets	6,847,675	6,098,475
Valuation allowance	(6,847,675)	(6,098,475)
Net deferred tax assets
Identifiable intangibles - Howco Purchase
Total deferred tax liabilities
Net deferred tax